Members' Equity - Tranche A, Tranche B and Preferred Tranche C Unit Issuance (Details) $ / shares in Units, $ in Thousands							9 Months Ended		12 Months Ended		28 Months Ended
	Oct. 13, 2015 USD ($) $ / shares shares	Sep. 24, 2015 USD ($) $ / shares shares	Mar. 10, 2015 USD ($) $ / shares shares	Feb. 18, 2015 USD ($) $ / shares shares	Aug. 20, 2014 USD ($) $ / shares shares	May 29, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) class shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) class shares	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($) shares
Members' Equity
Number of classes of voting membership interests outstanding | class							2		2
Units issued | $							$ 121,370	$ 223,350	$ 254,986	$ 403,038
Unit issuance costs | $							$ 1,022	$ 4,649	$ 4,648	$ 9,843	$ 15,500
Tranche A units
Members' Equity
Common units outstanding | shares							237,434,889		231,404,112		237,434,889
Tranche B units
Members' Equity
Units issued (in units) | shares				15,300,000
Price per share (in dollars per share) | $ / shares				$ 3.25
Units issued | $				$ 49,500
Common units outstanding | shares			0
Tranche C Units
Members' Equity
Units issued (in units) | shares		22,900,000
Price per share (in dollars per share) | $ / shares		$ 3.25
Units issued | $		$ 74,300
Contributing Members of PRL | Reorganization issuance | Tranche A units
Members' Equity
Units issued (in units) | shares						62,400,000
Price per share (in dollars per share) | $ / shares						$ 1.02
Units issued | $						$ 63,400
New and Existing Limited Liability Members | Tranche A units
Members' Equity
Units issued (in units) | shares					74,500,000	75,600,000
Price per share (in dollars per share) | $ / shares					$ 2.68	$ 2.68
Units issued | $					$ 199,900	$ 202,900
New and Existing Limited Liability Members | Tranche C Units
Members' Equity
Units issued (in units) | shares	7,900,000		32,500,000
Price per share (in dollars per share) | $ / shares	$ 3.25		$ 3.25
Units issued | $	$ 25,700		$ 105,700
New and Existing Limited Liability Members | Reorganization issuance | Tranche A units
Members' Equity
Units issued (in units) | shares						75,600,000
Price per share (in dollars per share) | $ / shares						$ 2.68
Units issued | $						$ 202,900
Extraction Convertible Notes | Limited Liability Member and Lender | Reorganization issuance | Tranche A units
Members' Equity
Price per share (in dollars per share) | $ / shares						$ 2.68
Settlement of debt, amount | $						$ 39,000
Units issued to settle convertible debt (in shares) | shares						14,500,000
Units issued to settle convertible debt | $						$ 39,000
Tranche B Rights
Members' Equity
Common units outstanding | shares			0
Tranche B Rights | Tranche B units
Members' Equity
Exchange price per unit for right (in dollars per share) | $ / shares				$ 3.25